Cover	Mar. 11, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	CorePoint Lodging Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38168
Entity Tax Identification Number	82-1497742
Entity Address, Address Line One	125 E. John Carpenter Freeway, Suite 1650
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	972
Local Phone Number	893-3199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CPLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001707178
Amendment Flag	false